Schedule of long term debt (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Mine construction loan facility	$ 134,846	$ 135,007
Long term debt gross	174,629	168,328	$ 142,995
Deferred financing costs	(12,516)	(11,427)
Long term debt excluding deferred financing costs	162,113	156,901
Less: current portion	(27,267)	(21,894)
Total debt	134,846	135,007
Term loans euro [member]
IfrsStatementLineItems [Line Items]
Mine construction loan facility	25,707	24,486
Promissory notes US Dollar [member]
IfrsStatementLineItems [Line Items]
Mine construction loan facility	8,224	8,634
Promissory note [member]
IfrsStatementLineItems [Line Items]
Mine construction loan facility	250	250
Convertible debentures [member]
IfrsStatementLineItems [Line Items]
Mine construction loan facility	9,303	27,872	$ 32,620
Lease liabilities
IfrsStatementLineItems [Line Items]
Mine construction loan facility	489	210
Mine construction loan facility [member]
IfrsStatementLineItems [Line Items]
Mine construction loan facility	$ 130,656	$ 106,876